Trade and other payables - Supply Chain Financing (SCF) arrangements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of continuing involvement in derecognised financial assets [line items]
Carrying amount of liabilities that are part of supply chain financing arrangement - presented within trade and other payables	£ 15	£ 4
Carrying amount of liabilities that are part of supply chain financing arrangement - presented within trade and other payables, of which suppliers have received payments	£ 8	£ 2
Minimum
Disclosure of continuing involvement in derecognised financial assets [line items]
Payment due dates - Liabilities that are part of the arrangements	60 days	60 days
Payment due dates - Comparable trade payables that are not part of the arrangement	30 days	30 days
Maximum
Disclosure of continuing involvement in derecognised financial assets [line items]
Payment due dates - Liabilities that are part of the arrangements	125 days	125 days
Payment due dates - Comparable trade payables that are not part of the arrangement	125 days	125 days